Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Founders Convertible Preferred Stock
Convertible Preferred Stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Convertible Preferred Stock, shares authorized		600,000
Convertible Preferred Stock, shares issued		588,235
Convertible Preferred Stock, shares outstanding		588,235
Series A Convertible Preferred Stock
Convertible Preferred Stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Convertible Preferred Stock, shares authorized		2,000,000
Convertible Preferred Stock, shares issued		1,666,666
Convertible Preferred Stock, shares outstanding		1,666,666
Convertible Preferred Stock, liquidation preference (in Dollars)		$ 2,300
Legacy Mobix Common Stock
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized		57,400,000
Common stock, shares issued		16,692,175
Common stock, shares outstanding		16,692,175
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	285,000,000	285,000,000
Common stock, shares issued	23,600,558
Common stock, shares outstanding	23,600,558
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	2,254,901
Common stock, shares outstanding	2,254,901